Label	Element	Value
Lazard Emerging Markets Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE LAZARD FUNDS, INC.

Lazard Emerging Markets Core Equity Portfolio

Supplement to Current Prospectus

The following replaces the first paragraph in "Summary Section – Lazard Emerging Markets Core Equity Portfolio – Fees and Expenses" in the Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Investors transacting in Institutional or R6 shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Dated: April 5, 2018

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Emerging Markets Core Equity Portfolio